Shareholders' Equity (Details) - Sechedule of of warrants activity - $ / shares		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Schedule of of warrants activity [Line Items]
Number of warrants, Balance of warrants outstanding as of December 31, 2020 and 2021
Weighted average exercise price per share, warrants issued in connection with the March 16, 2022 private placement
Weighted average life, warrants issued in connection with the September 2, 2022 private placement
Expiration dates, warrants issued to 3rd party service providers
Number of warrants, Balance of warrants outstanding and exercisable as of December 31, 2022	9,266,135	9,266,135
Weighted average exercise price per share, Balance of warrants outstanding and exercisable as of December 31, 2022	$ 0.24	$ 0.24
Weighted average life, Balance of warrants outstanding and exercisable as of December 31, 2022		1 year 10 months 6 days
Expiration dates, Balance of warrants outstanding and exercisable as of December 31, 2022		August 31, 2024 to unlimited
Number of warrants, warrants issued in connection with the March 16, 2022 private placement		4,226,135
Weighted average exercise price per share, warrants issued in connection with the March 16, 2022 private placement		$ 0.00001
Weighted average life, warrants issued in connection with the March 16, 2022 private placement		Unlimited
Expiration dates, warrants issued in connection with the March 16, 2022 private placement		Unlimited
Number of warrants, warrants issued in connection with the September 2, 2022 private placement		5,000,000
Weighted average exercise price per share, warrants issued in connection with the September 2, 2022 private placement		$ 0.4
Weighted average life, warrants issued in connection with the September 2, 2022 private placement		1 year 10 months 6 days
Expiration dates, warrants issued in connection with the September 2, 2022 private placement		November 6, 2024
Number of warrants, warrants issued to 3rd party service providers		40,000
Weighted average exercise price per share, warrants issued to 3rd party service providers		$ 6
Weighted average life, warrants issued to 3rd party service providers		1 year 8 months 1 day
Expiration dates, warrants issued to 3rd party service providers		August 31, 2024